EQ ADVISORS TRUSTSM

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

SUPPLEMENT DATED JANUARY 29, 2014 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013, AS REVISED JUNE 21, 2013

This Supplement updates information contained in the Summary Prospectus dated May 1, 2013, as revised June 21, 2013 of the EQ/Large Cap Growth PLUS Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Portfolio’s Portfolio Manager.

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, June 21, 2013, August 14, 2013, September 13, 2013, January 2, 2014, January 17, 2014 and January 29, 2014; and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented October 7, 2013, October 18, 2013 and January 2, 2014, and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The table in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Joseph Fath, CPA	Vice President of T. Rowe Price Group, Inc. and Associate Portfolio Manager	January 2014

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